Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Commitments and contingencies

25. Commitments and contingencies

Aircraft related commitments and financing arrangements

Committed expenditures for aircraft purchase and related flight equipment under the Airbus purchase agreement, including estimated amounts for contractual price escalations and pre-delivery payments, are as follows:

	Commitment
2026	US$	355,253
2027		593,684
2028		1,137,129
2029		1,367,682
2030 and thereafter		2,923,055
.	US$	6,376,803

All aircraft acquired by the Company through the Airbus purchase agreement until December 31, 2025, have been executed through sale and leaseback transactions.

In addition, we have commitments to execute sale and leaseback over the next year. The estimated proceeds from these commitments are as follows:

Aircraft sale prices estimated

2026	US$	332,000

For future aircraft deliveries the Company will review the lease and financing structure applicable based on then current market conditions.

The future lease payments for these non-cancellable sale and leaseback contracts are as follows:

	Aircraft leases

2026	US$	15,876
2027		23,828
2028		23,828
2029		23,828
2030 and thereafter		198,574
	US$	285,934

Purchase of additional A320 New Engine Option (“NEO”) family aircraft

On December 28, 2017, the Company amended the agreement with Airbus, S.A.S. (“Airbus”) for the purchase of additional 80 A320NEO family aircraft to be delivered from 2022 to 2026, which was further amended in July 2020 to reschedule the deliveries between 2023 and 2028. Additionally, in November 2021, the Company entered into a new amendment to the referred agreement to purchase 39 additional A320 New Engine Option (“NEO”) Family Aircraft to be delivered between 2023 and 2029, in addition to the acquisition of these 39 aircraft, the Company exercised its rights under the purchase agreement with Airbus to convert 19 aircraft from A320NEO to A321NEO aircraft of its current order, all to support the Company’s targeted growth markets in Mexico, United States, Central America and South America.

On October 10, 2022, the Company executed an amendment to our existing Airbus purchase agreement for the purchase of 25 A321NEO aircraft, all to be delivered in 2030.

On November 26, 2024, the Company entered into an amendment agreement with Airbus to the existing purchase agreement to reschedule the deliveries for the 131 aircraft then pending to be delivered between 2025 and 2031.

Litigation

The Company is a party to legal proceedings and claims that arise in the ordinary course of business. Certain proceedings are considered possible obligations. Based on the plaintiffs’ claims, as of December 31, 2025 and 2024, these possible contingencies amounted to US$19.8 million (US$1.8 million related to legal matters, US$3.3 million related to labor matters and US$14.7 million related to other contributions matters) and US$37.1 million (US$2.1 million related to legal matters, US$5.0 million related to labor matters and US$30.0 million related to other contributions matter), respectively.